Segments - Major Customers by Reporting Segments (Details) - Revenues - Customer Concentration Risk	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Eni S.p.A
Revenue, Major Customer [Line Items]
Percentage of contract revenues	18.00%	13.00%	14.00%
PTT Exploration and Production Public Company Limited
Revenue, Major Customer [Line Items]
Percentage of contract revenues	11.00%	12.00%	5.00%
Irish Energy Drilling Asset, DAC
Revenue, Major Customer [Line Items]
Percentage of contract revenues	10.00%	13.00%	0.00%
Saudi Arabian Oil Company
Revenue, Major Customer [Line Items]
Percentage of contract revenues	6.00%	14.00%	14.00%
Perfomex
Revenue, Major Customer [Line Items]
Percentage of contract revenues	0.00%	3.00%	17.00%
Total
Revenue, Major Customer [Line Items]
Percentage of contract revenues	45.00%	55.00%	50.00%